Insurance Reserves	12 Months Ended
Dec. 31, 2011
Insurance Reserves

(10) Insurance Reserves

Future Policy Benefits

The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

(Amounts in millions)	Mortality/ morbidity assumption	Interest rate assumption	2011	2010
Long-term care insurance contracts	(a)	4.5% - 7.5%	$14,773	$13,434
Structured settlements with life contingencies	(b)	2.0% - 8.5%	9,503	9,593
Annuity contracts with life contingencies	(b)	2.0% - 8.5%	4,907	4,889
Traditional life insurance contracts	(c)	2.5% - 7.5%	2,730	2,676
Supplementary contracts with life contingencies	(b)	2.0% - 8.5%	255	258
Accident and health insurance contracts	(d)	3.5% - 7.0%	7	55

Total future policy benefits			$32,175	$30,905

(a)	The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)	Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table.
(c)

Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Tables, 1980 Commissioner’s Extended Term table and (IA) Standard Table 1996 (modified).

(d)

The 1958 and 1980 Commissioner’s Standard Ordinary Tables, or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality and the 1959 Accidental Death Benefits Table, or 1964 Commissioners Disability Table, or 1956 Intercompany Hospital Table or 1972 TNW Major Medical Male-Female Table and company experience.

Assumptions as to persistency are based on company experience.

Policyholder Account Balances

The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)	2011	2010
Annuity contracts	$13,353	$13,126
GICs, funding agreements and FABNs	2,623	3,717
Structured settlements without life contingencies	2,195	2,317
Supplementary contracts without life contingencies	671	573
Other	38	39

Total investment contracts	18,880	19,772
Universal life insurance contracts	7,465	7,206

Total policyholder account balances	$26,345	$26,978

Certain of our U.S. life insurance companies are members of the Federal Home Loan Bank (the “FHLB”) system in their respective regions. As of December 31, 2011 and 2010, we held $84 million and $71 million of FHLB common stock, respectively, related to those memberships which was included in equity securities. We have outstanding funding agreements with the FHLBs and also have letters of credit which have not been drawn upon. The FHLBs have been granted a lien on certain of our invested assets to collateralize our obligations; however, we maintain the ability to substitute these pledged assets for other qualified collateral, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by us, the FHLB’s recovery on the collateral is limited to the amount of our funding agreement liabilities to the FHLB. The amount of funding agreements outstanding with the FHLB was $633 million as of December 31, 2011 and 2010, which was included in policyholder account balances. We had letters of credit related to the FHLB of $462 million as of December 31, 2011 and 2010. These funding agreements and letters of credit were collateralized by fixed maturity securities with a fair value of $1,312 million and $1,233 million as of December 31, 2011 and 2010, respectively.

Certain Nontraditional Long-Duration Contracts

Our variable annuity contracts provide a basic guaranteed minimum death benefit (“GMDB”) which provides a minimum account value to be paid upon the annuitant’s death. Some variable annuity contracts may permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are primarily death benefits; we also have some GMWBs and guaranteed annuitization benefits.

As of December 31, 2011 and 2010, our liability associated with certain nontraditional long-duration contracts was approximately $8,008 million and $8,675 million, respectively.

The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(Dollar amounts in millions)	2011	2010
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value	$2,802	$3,049
Net amount at risk	$67	$37
Average attained age of contractholders	70	70
Enhanced death benefits (step-up, roll-up, payment protection) account value	$4,038	$4,658
Net amount at risk	$428	$301
Average attained age of contractholders	69	69
Account values with living benefit guarantees:
GMWBs	$4,068	$4,500
Guaranteed annuitization benefits	$1,462	$1,627

The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $24 million and $13 million as of December 31, 2011 and 2010, respectively.

The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

Net investment income, net investment gains (losses) and the related liability changes associated with the separate account are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate account.

The contracts underlying the GMWB and guaranteed annuitization benefits are considered “in the money” if the contractholder’s benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2011 and 2010, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered “in the money” was $1,033 million and $692 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(Amounts in millions)	2011	2010
Balanced funds	$3,770	$4,162
Equity funds	958	1,028
Bond funds	758	849
Money market funds	30	51
Other	14	37

Total	$5,530	$6,127